Operating and non-operating costs (Tables)	9 Months Ended
Sep. 30, 2025
Operating And Non-operating Costs
Schedule of operating costs

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Personnel	$1,720	$1,504	$5,826	$4,239
Purchased services & materials(1)	818	1,686	4,629	3,440
Travel	80	170	399	277
Facilities and other expenses	142	172	507	535
	$2,760	$3,532	$11,361	$8,491

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Interest on bank loan	$-	$1	$1	$5
Interest on government loans	2	4	8	12
Interest on lease obligations	10	22	33	42
Interest on loan payable	7	-	22	-
Interest on accounts payable	1	-	7	1
	$20	$27	$71	$60